Summary of material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about significant accounting policies [abstract]
Summary of the Average Useful Lives of Depreciable Asset Categories

The average useful lives of depreciable asset categories as of December 31, 2023 and 2022 are indicated below:

Useful life
Building	20 years
Store shelving equipment	20 years
Lease-hold improvements(1)	5 to 20 years
Computer equipment	3.3 years
Furniture and equipment	10 years
Storage equipment	10 years
Store equipment	10 years
Transportation Cars and trucks	4 to 8 years
Molds	2.8 years

(1)
Lease-hold improvements are depreciated over the shorter of the useful life or the lease term.

Summary of lease Term	The lease terms as of December 31, 2023, 2022 and 2021 are indicated below:

Building	5 to 20 years
Store equipment (cold rooms)	10 years
Transportation equipment – trucks	8 years